Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 10, 2015	May 01, 2015	Dec. 31, 2014
Empower S&P Small Cap 600 Index Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)
Account Value	$ 21,951.46	$ 20,379.36	$ 17,710.25	$ 21,253.03	$ 16,919.86	$ 15,267.87	$ 12,528.00	$ 13,720.29	$ 12,193.65	$ 9,721.48			$ 10,000
Empower S&P Small Cap 600 Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)
Account Value	$ 22,975.72	21,168.72	18,296.31	21,836.37	17,275.61	15,497.99	12,650.39	13,768.38	12,166.11	9,642.63		$ 10,000
Empower S&P Small Cap 600 Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)
Account Value	$ 22,487.25	20,833.04	18,042.65	21,611.18	17,158.54	15,467.89	12,648.54	13,817.50	12,254.99	9,746.29			10,000
Empower Small Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Institutional Class/MXMSX)
Account Value	$ 23,000.75	20,751.11	17,871.50	23,842.15	20,908.67	15,205.20	11,907.90	12,240.85	10,040.89	9,370.00	$ 10,000
Empower Small Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Investor Class/MXMTX)
Account Value	$ 22,280.71	20,164.86	17,419.41	23,338.48	20,515.54	14,985.79	11,773.87	12,136.76	9,989.93	9,360.00	10,000
Empower Small Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Institutional Class/MXTFX)
Account Value	$ 21,617.56	19,896.88	16,833.98	18,643.28	14,213.07	13,727.13	10,966.79	13,044.83	11,842.78	9,375.97		10,000
Empower Small Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Investor Class/MXLSX)
Account Value	$ 21,537.94	19,903.68	16,894.73	18,778.29	14,370.77	13,925.17	11,169.62	13,328.90	12,147.00	9,653.50			10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,603.61	26,334.06	20,907.21	25,877.48	20,593.07	17,034.86	13,001.82	13,721.05	11,327.48	10,047.87	10,000	10,000	10,000
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Account Value	$ 23,578.83	21,692.36	18,691.84	22,278.26	17,566.91	15,785.21	12,856.29	14,047.79	12,405.93	9,802.74		10,000	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,771.54	18,906.42	15,933.48	21,636.26	21,039.82	15,627.61	12,163.13	13,411.47	10,978.01	9,861.84	$ 10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,933.95	$ 18,448.03	$ 16,091.22	$ 18,816.48	$ 14,669.38	$ 14,019.67	$ 11,454.54	$ 13,145.59	$ 12,190.14	$ 9,253.12		$ 10,000	$ 10,000